Leases (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Leases [Line Items]
Right-of-use assets	$ 504,192	$ 98,570
Lease liabilities	$ 510,464	$ 118,757
Indicative rate of borrowing cost	0.125%
Maximum [Member] | Best Lending Rate [Member]
Leases [Line Items]
Interest rate	6.60%
Minimum [Member] | Best Lending Rate [Member]
Leases [Line Items]
Interest rate		5.50%